United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/19

Date of Reporting Period: Six months ended 01/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2019
Share Class | Ticker	A | FGUAX	Institutional | FGUSX	Service | FEUSX	R6 | FGULX

Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Ultrashort Duration Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2018 through January 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At January 31, 2019, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	36.8%
U.S. Government Agency Securities	14.6%
U.S. Treasuries	4.0%
Repurchase Agreements—Cash	48.1%
Other Assets and Liabilities—Net[2]	(3.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2019 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—2.5%
		Federal National Mortgage Association ARM—2.5%
$990,500		2.891%, 4/1/2033	$1,003,890
190,851		3.387%, 9/1/2027	191,978
264,409		3.557%, 5/1/2040	268,739
64,109		3.557%, 5/1/2040	65,168
137,697		3.557%, 8/1/2040	140,117
85,260		3.660%, 2/1/2037	88,776
13,185		3.715%, 2/1/2033	13,894
299,076		3.820%, 3/1/2033	311,573
1,047,125		3.894%, 6/1/2038	1,072,792
220,470		3.950%, 7/1/2033	225,889
3,874,569		4.109%, 2/1/2039	4,011,144
660,969		4.110%, 6/1/2036	694,669
402,220		4.169%, 4/1/2024	408,425
74,888		4.172%, 5/1/2036	78,583
1,094,512		4.174%, 1/1/2035	1,137,712
7,259,586		4.279%, 12/1/2035	7,585,542
797,772		4.284%, 8/1/2034	840,224
307,727		4.290%, 6/1/2036	320,506
15,407		4.403%, 8/1/2032	15,582
1,837,269		4.541%, 1/1/2035	1,931,804
513,428		4.559%, 9/1/2035	539,031
638,432		4.609%, 9/1/2037	671,612
12,017		4.915%, 12/1/2032	12,682
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $21,660,554)	21,630,332
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—34.3%
		Fannie Mae—0.4%
194,780		Fannie Mae BA 4035, Class FB, 3.010% (1-month USLIBOR +0.500%), 8/25/2039	195,408
387,145		Fannie Mae FA, Class FD, 3.010% (1-month USLIBOR +0.500%), 9/25/2038	387,709
2,707,056		Fannie Mae GS 3381, Class NF, 3.110% (1-month USLIBOR +0.600%), 2/25/2037	2,722,062
		TOTAL	3,305,179
		Federal Home Loan Mortgage Corporation REMIC—3.2%
17,044		Series 1146, Class E, 3.558% (1-month USLIBOR +1.050%), 9/15/2021	17,147
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$333,504		Series 1534, Class J, 3.408% (1-month USLIBOR +0.900%), 6/15/2023	$335,882
319,514		Series 1632, Class FB, 3.708% (1-month USLIBOR +1.200%), 11/15/2023	322,514
184,067		Series 2111, Class MA, 3.008% (1-month USLIBOR +0.500%), 1/15/2029	185,081
188,069		Series 2111, Class MB, 3.008% (1-month USLIBOR +0.500%), 1/15/2029	189,104
192,070		Series 2111, Class MC, 3.008% (1-month USLIBOR +0.500%), 1/15/2029	193,128
119,026		Series 2286, Class FA, 2.908% (1-month USLIBOR +0.400%), 2/15/2031	119,500
62,406		Series 2292, Class KF, 2.760% (1-month USLIBOR +0.250%), 7/25/2022	62,380
261,581		Series 2296, Class FC, 3.008% (1-month USLIBOR +0.500%), 6/15/2029	263,046
365,220		Series 2326, Class FJ, 3.458% (1-month USLIBOR +0.950%), 6/15/2031	371,416
602,268		Series 2344, Class FP, 3.458% (1-month USLIBOR +0.950%), 8/15/2031	612,727
278,466		Series 2367, Class FG, 3.128% (1-month USLIBOR +0.620%), 6/15/2031	281,385
111,922		Series 2380, Class FI, 3.108% (1-month USLIBOR +0.600%), 6/15/2031	113,014
725,252		Series 2380, Class FL, 3.108% (1-month USLIBOR +0.600%), 11/15/2031	731,563
394,396		Series 2386, Class FE, 3.208% (1-month USLIBOR +0.700%), 6/15/2031	399,490
160,340		Series 2389, Class FI, 3.258% (1-month USLIBOR +0.750%), 6/15/2031	162,698
37,173		Series 2395, Class FT, 2.958% (1-month USLIBOR +0.450%), 12/15/2031	37,392
82,683		Series 2396, Class FL, 3.108% (1-month USLIBOR +0.600%), 12/15/2031	83,297
453,348		Series 2412, Class OF, 3.458% (1-month USLIBOR +0.950%), 12/15/2031	461,122
397,615		Series 2418, Class FO, 3.408% (1-month USLIBOR +0.900%), 2/15/2032	402,090
209,082		Series 242, Class F29, 2.758% (1-month USLIBOR +0.250%), 11/15/2036	208,366
164,215		Series 244, Class F22, 2.858% (1-month USLIBOR +0.350%), 12/15/2036	164,043
386,905		Series 244, Class F30, 2.808% (1-month USLIBOR +0.300%), 12/15/2036	386,314
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$135,953		Series 2451, Class FC, 3.508% (1-month USLIBOR +1.000%), 5/15/2031	$138,539
13,242		Series 2452, Class FG, 3.058% (1-month USLIBOR +0.550%), 3/15/2032	13,376
205,164		Series 2460, Class FE, 3.508% (1-month USLIBOR +1.000%), 6/15/2032	209,205
107,999		Series 2470, Class FI, 2.908% (1-month USLIBOR +0.400%), 10/15/2026	108,307
137,833		Series 2470, Class FW, 3.508% (1-month USLIBOR +1.000%), 5/15/2031	140,355
131,968		Series 2470, Class FX, 3.508% (1-month USLIBOR +1.000%), 5/15/2031	134,383
206,086		Series 2470, Class GF, 3.508% (1-month USLIBOR +1.000%), 6/15/2032	210,145
106,001		Series 2471, Class FS, 3.008% (1-month USLIBOR +0.500%), 2/15/2032	106,721
493,609		Series 2475, Class FL, 3.508% (1-month USLIBOR +1.000%), 2/15/2032	503,479
329,072		Series 2476, Class FC, 3.508% (1-month USLIBOR +1.000%), 2/15/2032	335,652
210,238		Series 2477, Class FD, 2.908% (1-month USLIBOR +0.400%), 7/15/2032	211,188
306,397		Series 2479, Class FA, 2.908% (1-month USLIBOR +0.400%), 8/15/2032	307,360
101,239		Series 2481, Class FC, 3.508% (1-month USLIBOR +1.000%), 5/15/2031	103,049
242,570		Series 2493, Class F, 2.908% (1-month USLIBOR +0.400%), 9/15/2029	243,541
369,208		Series 2495, Class F, 2.908% (1-month USLIBOR +0.400%), 9/15/2032	370,685
213,266		Series 2498, Class HF, 3.508% (1-month USLIBOR +1.000%), 6/15/2032	217,467
117,305		Series 2504, Class FP, 3.008% (1-month USLIBOR +0.500%), 3/15/2032	118,104
438,275		Series 2526, Class FC, 2.908% (1-month USLIBOR +0.400%), 11/15/2032	439,342
382,712		Series 2530, Class FK, 2.908% (1-month USLIBOR +0.400%), 6/15/2029	383,653
609,320		Series 2551, Class FD, 2.908% (1-month USLIBOR +0.400%), 1/15/2033	611,147
343,910		Series 2571, Class FK, 3.008% (1-month USLIBOR +0.500%), 9/15/2023	345,304
108,069		Series 2610, Class FD, 3.008% (1-month USLIBOR +0.500%), 12/15/2032	108,817
1,864,069		Series 2631, Class FC, 2.908% (1-month USLIBOR +0.400%), 6/15/2033	1,870,141
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$405,805		Series 2671, Class F, 2.958% (1-month USLIBOR +0.450%), 9/15/2033	$407,970
526,370		Series 2684, Class FV, 3.408% (1-month USLIBOR +0.900%), 10/15/2033	536,067
1,920,857		Series 2750, Class FG, 2.908% (1-month USLIBOR +0.400%), 2/15/2034	1,924,064
4,349,198		Series 2750, Class FH, 3.008% (1-month USLIBOR +0.500%), 2/15/2034	4,382,546
399		Series 2758, Class FH, 2.858% (1-month USLIBOR +0.350%), 3/15/2019	399
176,381		Series 2763, Class FB, 2.858% (1-month USLIBOR +0.350%), 4/15/2032	176,391
410,248		Series 2796, Class FD, 2.858% (1-month USLIBOR +0.350%), 7/15/2026	411,580
1,106,145		Series 2812, Class LF, 2.908% (1-month USLIBOR +0.400%), 6/15/2034	1,108,890
721,388		Series 3036, Class NF, 2.808% (1-month USLIBOR +0.300%), 8/15/2035	719,386
150,162		Series 3085, Class FW, 3.208% (1-month USLIBOR +0.700%), 8/15/2035	152,439
947,788		Series 3085, Class VF, 2.828% (1-month USLIBOR +0.320%), 12/15/2035	946,307
920,502		Series 3184, Class JF, 2.908% (1-month USLIBOR +0.400%), 7/15/2036	921,680
780,995		Series 3191, Class FE, 2.908% (1-month USLIBOR +0.400%), 7/15/2036	781,576
89,386		Series 3300, Class FA, 2.808% (1-month USLIBOR +0.300%), 8/15/2035	89,131
89,703		Series 3325, Class NF, 2.808% (1-month USLIBOR +0.300%), 8/15/2035	89,448
1,154,201		Series 3380, Class FP, 2.858% (1-month USLIBOR +0.350%), 11/15/2036	1,152,199
850,442		Series 3542, Class NF, 3.258% (1-month USLIBOR +0.750%), 7/15/2036	861,650
		TOTAL	27,994,382
		Federal National Mortgage Association REMIC—6.6%
188,629		Series 1993-165, Class FE, 3.660% (1-month USLIBOR +1.150%), 9/25/2023	190,658
88,899		Series 1993-62, Class FA, 2.260% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	89,604
140,038		Series 1998-22, Class FA, 2.913% (1-month USLIBOR +0.400%), 4/18/2028	140,291
38,634		Series 2000-34, Class F, 2.960% (1-month USLIBOR +0.450%), 10/25/2030	38,776
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$29,098		Series 2000-37, Class FA, 3.010% (1-month USLIBOR +0.500%), 11/25/2030	$29,191
59,262		Series 2001-34, Class FB, 2.813% (1-month USLIBOR +0.300%), 12/18/2028	59,241
61,995		Series 2001-34, Class FL, 3.010% (1-month USLIBOR +0.500%), 8/25/2031	62,333
460,186		Series 2001-46, Class F, 2.913% (1-month USLIBOR +0.400%), 9/18/2031	462,151
227,706		Series 2001-53, Class FX, 2.860% (1-month USLIBOR +0.350%), 10/25/2031	227,336
581,514		Series 2001-56, Class FG, 3.010% (1-month USLIBOR +0.500%), 10/25/2031	585,279
192,839		Series 2001-68, Class FD, 3.010% (1-month USLIBOR +0.500%), 12/25/2031	193,885
360,379		Series 2002-17, Class JF, 3.510% (1-month USLIBOR +1.000%), 4/25/2032	367,596
351,268		Series 2002-34, Class FC, 3.513% (1-month USLIBOR +1.000%), 12/18/2031	358,075
215,624		Series 2002-37, Class F, 3.310% (1-month USLIBOR +0.800%), 11/25/2031	218,519
11,932		Series 2002-39, Class FB, 3.063% (1-month USLIBOR +0.550%), 3/18/2032	12,053
214,696		Series 2002-4, Class FJ, 2.960% (1-month USLIBOR +0.450%), 2/25/2032	215,901
116,074		Series 2002-41, Class F, 3.060% (1-month USLIBOR +0.550%), 7/25/2032	116,888
1,087,120		Series 2002-47, Class NF, 3.510% (1-month USLIBOR +1.000%), 4/25/2032	1,107,147
159,344		Series 2002-52, Class FD, 3.010% (1-month USLIBOR +0.500%), 9/25/2032	160,691
220,317		Series 2002-53, Class FG, 3.610% (1-month USLIBOR +1.100%), 7/25/2032	225,525
734,911		Series 2002-58, Class FD, 3.110% (1-month USLIBOR +0.600%), 8/25/2032	742,603
258,746		Series 2002-64, Class FJ, 3.510% (1-month USLIBOR +1.000%), 4/25/2032	263,988
192,198		Series 2002-74, Class FV, 2.960% (1-month USLIBOR +0.450%), 11/25/2032	193,254
152,767		Series 2002-75, Class FD, 3.513% (1-month USLIBOR +1.000%), 11/18/2032	155,850
544,902		Series 2002-77, Class FH, 2.913% (1-month USLIBOR +0.400%), 12/18/2032	546,180
265,520		Series 2002-8, Class FA, 3.263% (1-month USLIBOR +0.750%), 3/18/2032	269,496
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$97,615		Series 2002-82, Class FB, 3.010% (1-month USLIBOR +0.500%), 12/25/2032	$98,302
390,065		Series 2002-82, Class FC, 3.510% (1-month USLIBOR +1.000%), 9/25/2032	398,268
216,222		Series 2002-82, Class FG, 2.960% (1-month USLIBOR +0.450%), 12/25/2032	217,398
658,527		Series 2002-89, Class F, 2.810% (1-month USLIBOR +0.300%), 1/25/2033	659,293
262,471		Series 2002-9, Class FH, 3.010% (1-month USLIBOR +0.500%), 3/25/2032	264,507
156,024		Series 2002-90, Class FH, 3.010% (1-month USLIBOR +0.500%), 9/25/2032	157,106
1,494,919		Series 2002-93, Class FJ, 3.060% (1-month USLIBOR +0.550%), 1/25/2033	1,508,835
315,349		Series 2003-102, Class FT, 2.910% (1-month USLIBOR +0.400%), 10/25/2033	316,788
844,666		Series 2003-107, Class FD, 3.010% (1-month USLIBOR +0.500%), 11/25/2033	851,103
2,041,576		Series 2003-116, Class HF, 3.060% (1-month USLIBOR +0.550%), 11/25/2033	2,061,499
626,466		Series 2003-121, Class FD, 2.910% (1-month USLIBOR +0.400%), 12/25/2033	628,518
206,445		Series 2003-14, Class FT, 3.010% (1-month USLIBOR +0.500%), 3/25/2033	207,982
371,236		Series 2003-19, Class FY, 2.910% (1-month USLIBOR +0.400%), 3/25/2033	372,344
167,343		Series 2003-2, Class FA, 3.010% (1-month USLIBOR +0.500%), 2/25/2033	168,521
284,594		Series 2003-21, Class TF, 2.960% (1-month USLIBOR +0.450%), 3/25/2033	286,050
528,507		Series 2003-66, Class FA, 2.860% (1-month USLIBOR +0.350%), 7/25/2033	529,020
600,405		Series 2003-79, Class FC, 2.960% (1-month USLIBOR +0.450%), 8/25/2033	602,765
1,181,964		Series 2004-17, Class FT, 2.910% (1-month USLIBOR +0.400%), 4/25/2034	1,185,936
1,058,194		Series 2004-2, Class FW, 2.910% (1-month USLIBOR +0.400%), 2/25/2034	1,060,996
867,771		Series 2004-49, Class FN, 2.910% (1-month USLIBOR +0.400%), 7/25/2034	870,287
2,106,998		Series 2004-49, Class FQ, 2.960% (1-month USLIBOR +0.450%), 7/25/2034	2,116,007
1,699,731		Series 2004-51, Class FY, 2.890% (1-month USLIBOR +0.380%), 7/25/2034	1,701,310
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$742,499		Series 2004-53, Class FC, 2.960% (1-month USLIBOR +0.450%), 7/25/2034	$746,602
529,726		Series 2004-64, Class FW, 2.960% (1-month USLIBOR +0.450%), 8/25/2034	533,438
820,320		Series 2005-104, Class FA, 2.910% (1-month USLIBOR +0.400%), 12/25/2035	821,577
418,280		Series 2006-60, Class FD, 2.940% (1-month USLIBOR +0.430%), 4/25/2035	418,524
3,349,237		Series 2006-75, Class FP, 2.810% (1-month USLIBOR +0.300%), 8/25/2036	3,339,909
692,992		Series 2006-79, Class DF, 2.860% (1-month USLIBOR +0.350%), 8/25/2036	692,785
1,038,204		Series 2006-81, Class FA, 2.860% (1-month USLIBOR +0.350%), 9/25/2036	1,038,328
2,218,574		Series 2006-90, Class FE, 2.960% (1-month USLIBOR +0.450%), 9/25/2036	2,229,756
1,185,676		Series 2006-98, Class FB, 2.820% (1-month USLIBOR +0.310%), 10/25/2036	1,182,969
3,676,081		Series 2006-W1, Class 2AF1, 2.730% (1-month USLIBOR +0.220%), 2/25/2046	3,646,565
1,186,599		Series 2008-52, Class FD, 2.860% (1-month USLIBOR +0.350%), 6/25/2036	1,184,888
19,208,306		Series 2012-116, Class FA, 2.810% (1-month USLIBOR +0.300%), 10/25/2042	19,123,350
		TOTAL	58,254,037
		Government National Mortgage Association REMIC—24.1%
66,272		Series 2001-21, Class FB, 2.910% (1-month USLIBOR +0.400%), 1/16/2027	66,341
121,947		Series 2001-22, Class FG, 2.860% (1-month USLIBOR +0.350%), 5/16/2031	122,148
313,018		Series 2004-59, Class FV, 2.753% (1-month USLIBOR +0.250%), 10/20/2033	312,434
927,337		Series 2009-96, Class GF, 2.960% (1-month USLIBOR +0.450%), 4/16/2039	929,724
13,414,947		Series 2010-62, Class PF, 3.003% (1-month USLIBOR +0.500%), 5/20/2040	13,487,149
7,817,588		Series 2011-23, Class KF, 2.910% (1-month USLIBOR +0.400%), 2/16/2041	7,826,819
6,128,949		Series 2011-51, Class FA, 2.903% (1-month USLIBOR +0.400%), 4/20/2041	6,127,686
13,796,205		Series 2011-H07, Class FA, 2.846% (1-month USLIBOR +0.500%), 2/20/2061	13,813,148
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$21,535,401		Series 2012-H15, Class FB, 2.846% (1-month USLIBOR +0.500%), 6/20/2062	$21,568,434
5,799,090		Series 2012-H18, Class FA, 2.896% (1-month USLIBOR +0.550%), 8/20/2062	5,816,153
4,952,349		Series 2012-H18, Class SA, 2.926% (1-month USLIBOR +0.580%), 8/20/2062	4,979,507
10,233,870		Series 2012-H24, Class FC, 2.746% (1-month USLIBOR +0.400%), 10/20/2062	10,225,417
23,131,134		Series 2012-H25, Class BF, 2.726% (1-month USLIBOR +0.380%), 9/20/2062	23,107,626
19,204,373		Series 2012-H29, Class BF, 2.686% (1-month USLIBOR +0.340%), 11/20/2062	19,168,684
16,884,309		Series 2012-H29, Class CF, 2.686% (1-month USLIBOR +0.340%), 2/20/2062	16,825,763
2,484,416		Series 2012-H30, Class SA, 2.716% (1-month USLIBOR +0.370%), 12/20/2062	2,479,277
12,127,749		Series 2012-H31, Class FA, 2.696% (1-month USLIBOR +0.350%), 11/20/2062	12,106,146
26,604,392		Series 2015-H02, Class FA, 2.996% (1-month USLIBOR +0.650%), 1/20/2065	26,742,109
26,544,488		Series 2015-H06, Class FB, 2.996% (1-month USLIBOR +0.650%), 2/20/2065	26,688,750
		TOTAL	212,393,315
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $302,463,951)	301,946,913
		GOVERNMENT AGENCIES—14.6%
	[2]	Federal Farm Credit Bank System Discount Notes—0.5%
5,000,000		2.680%, 12/12/2019	4,890,970
	[1]	Federal Farm Credit Bank System Floating Rate Notes—4.0%
10,000,000		2.388% (1-month USLIBOR -0.126%), 5/13/2019	9,998,527
5,000,000		2.423% (1-month USLIBOR -0.085%), 5/15/2019	4,999,068
10,000,000		2.458% (1-month USLIBOR -0.045%), 2/21/2019	9,999,821
5,000,000		2.474% (1-month USLIBOR -0.040%), 3/13/2019	4,999,887
5,000,000		2.693% (1-month USLIBOR +0.190%), 9/20/2019	5,006,592
		TOTAL	35,003,895
		Federal Farm Credit System—0.2%
2,000,000		1.520%, 2/3/2020	1,979,234
		Federal Home Loan Bank Notes—1.3%
7,420,000		1.375%, 3/18/2019	7,410,309
4,000,000		2.500%, 5/20/2019	4,000,384
		TOTAL	11,410,693
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[2]	Federal Home Loan Bank System Discount Notes—2.2%
$10,000,000		2.230%, 3/1/2019	$9,981,330
9,200,000		2.255%, 3/8/2019	9,178,212
		TOTAL	19,159,542
	[1]	Federal Home Loan Bank System Floating Rate Notes—5.5%
10,000,000		2.387% (1-month USLIBOR -0.120%), 6/4/2019	9,998,351
10,000,000		2.389% (1-month USLIBOR -0.125%), 6/14/2019	9,997,989
13,000,000		2.404% (1-month USLIBOR -0.115%), 4/24/2019	12,998,700
5,000,000		2.429% (3-month USLIBOR -0.185%), 5/10/2019	5,000,553
10,000,000		2.455% (1-month USLIBOR -0.055%), 12/16/2019	9,996,934
		TOTAL	47,992,527
		Federal Home Loan Mortgage Corporation—0.6%
5,000,000		0.875%, 7/19/2019	4,963,320
		Federal National Mortgage Association—0.3%
750,000		1.250%, 8/23/2019	744,725
2,000,000		1.250%, 8/26/2019	1,985,732
		TOTAL	2,730,457
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $128,125,179)	128,130,638
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
48,667		7.500%, 1/1/2032	55,576
163,830		7.500%, 8/1/2032	187,097
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $226,111)	242,673
		U.S. TREASURY—4.0%
	[2]	U.S. Treasury Bills—3.4%
11,000,000		United States Treasury Bills, 2.180%, 2/14/2019	10,990,808
5,000,000		United States Treasury Bills, 2.311%, 3/21/2019	4,984,367
10,000,000		United States Treasury Bills, 2.350%, 4/4/2019	9,959,271
4,000,000		United States Treasury Bills, 2.415%, 4/18/2019	3,980,113
		TOTAL	29,914,559
		U.S. Treasury Notes—0.6%
5,000,000	[1]	United States Treasury Floating Rate Notes, 2.504% (91-day T-Bill +0.115%), 2/5/2019	4,999,382
		TOTAL U.S. TREASURY (IDENTIFIED COST $34,915,068)	34,913,941
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—48.1%
$212,554,000	Interest in $570,000,000 joint repurchase agreement 2.570%, dated 1/31/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $570,040,692 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2042 and the market value of those underlying securities was $581,441,506.	$212,554,000
210,000,000	Interest in $550,000,000 joint repurchase agreement 2.580%, dated 1/31/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $550,039,417 on 2/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2068 and the market value of those underlying securities was $564,186,838.	210,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $422,554,000)	422,554,000
	TOTAL INVESTMENT IN SECURITIES—103.5% (IDENTIFIED COST $909,944,863)[3]	909,418,497
	OTHER ASSETS AND LIABILITIES - NET—(3.5)%[4]	(30,377,043)
	TOTAL NET ASSETS—100%	$879,041,454
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

As of January 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.83	$9.83	$9.82	$9.87	$9.88	$9.89
Income From Investment Operations:
Net investment income (loss)	0.08[1]	0.09[1]	0.03[1]	(0.01)[1]	(0.02)[1]	(0.02)
Net realized and unrealized gain (loss)	0.01	0.00[2]	0.00[2]	(0.04)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.09	0.03	(0.05)	(0.01)	(0.01)
Less Distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.02)	(0.00)[2]	—	—
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.08)	(0.09)	(0.02)	(0.00)[2]	—	—
Net Asset Value, End of Period	$9.84	$9.83	$9.83	$9.82	$9.87	$9.88
Total Return[3]	0.92%	0.95%	0.35%	(0.49)%	(0.10)%	(0.10)%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%	0.71%	0.70%	0.70%	0.70%
Net investment income (loss)	1.62%[4]	0.91%	0.25%	(0.08)%	(0.19)%	(0.18)%
Expense waiver/reimbursement[5]	0.27%[4]	0.33%	0.33%	0.37%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,012	$7,283	$9,318	$8,265	$14,369	$22,915
Portfolio turnover	8%	18%	19%	8%	22%	9%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.89	$9.89	$9.87	$9.92	$9.91	$9.90
Income From Investment Operations:
Net investment income (loss)	0.10[1]	0.14[1]	0.07	0.04[1]	0.03[1]	0.03
Net realized and unrealized gain (loss)	0.00[2]	0.00[2]	0.02	(0.05)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.09	(0.01)	0.04	0.04
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.07)	(0.04)	(0.03)	(0.03)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.14)	(0.07)	(0.04)	(0.03)	(0.03)
Net Asset Value, End of Period	$9.89	$9.89	$9.89	$9.87	$9.92	$9.91
Total Return[3]	1.05%	1.40%	0.90%	(0.11)%	0.36%	0.37%
Ratios to Average Net Assets:
Net expenses	0.26%[4]	0.26%	0.26%	0.25%	0.25%	0.25%
Net investment income	2.07%[4]	1.37%	0.70%	0.39%	0.26%	0.27%
Expense waiver/reimbursement[5]	0.22%[4]	0.27%	0.27%	0.31%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$615,767	$455,799	$580,916	$525,218	$534,159	$603,301
Portfolio turnover	8%	18%	19%	8%	22%	9%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.89	$9.88	$9.87	$9.92	$9.91	$9.90
Income From Investment Operations:
Net investment income (loss)	0.10[1]	0.13[1]	0.06	0.03[1]	0.02[1]	0.02
Net realized and unrealized gain (loss)	0.00[2]	0.01	0.01	(0.05)	0.01	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.07	(0.02)	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.06)	(0.03)	(0.02)	(0.02)
Distributions from net realized gain on investments	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.10)	(0.13)	(0.06)	(0.03)	(0.02)	(0.02)
Net Asset Value, End of Period	$9.89	$9.89	$9.88	$9.87	$9.92	$9.91
Total Return[3]	1.00%	1.40%	0.70%	(0.21)%	0.26%	0.27%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.96%[4]	1.27%	0.58%	0.29%	0.16%	0.17%
Expense waiver/reimbursement[5]	0.23%[4]	0.27%	0.28%	0.32%	0.31%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$223,416	$222,133	$254,978	$308,777	$346,922	$451,554
Portfolio turnover	8%	18%	19%	8%	22%	9%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,		Period Ended 7/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$9.89	$9.89	$9.87	$9.86
Income From Investment Operations:
Net investment income (loss)	0.10[2]	0.15[2]	0.09[2]	0.02[2]
Net realized and unrealized gain (loss)	0.00[3]	(0.01)	(0.00)[3]	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.14	0.09	0.03
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.07)	(0.02)
Distributions from net realized gain on investments	(0.00)[3]	(0.00)[3]	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.10)	(0.14)	(0.07)	(0.02)
Net Asset Value, End of Period	$9.89	$9.89	$9.89	$9.87
Total Return[4]	1.06%	1.42%	0.92%	0.28%
Ratios to Average Net Assets:
Net expenses	0.24%[5]	0.24%	0.24%	0.23%[5]
Net investment income	2.09%[5]	1.49%	0.91%	0.66%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.24%	0.25%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,846	$18,767	$5,002	$59
Portfolio turnover	8%	18%	19%	8%[7]
1	Reflects operations for the period from March 29, 2016, (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended January 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2019 (unaudited)
Assets:
Investment in repurchase agreements	$422,554,000
Investment in securities	486,864,497
Investment in securities, at value (identified cost $909,944,863)		$909,418,497
Cash		280
Income receivable		582,449
Receivable for shares sold		269,660
TOTAL ASSETS		910,270,886
Liabilities:
Payable for investments purchased	$27,443,041
Payable for shares redeemed	3,529,770
Income distribution payable	108,163
Payable for investment adviser fee (Note 5)	2,709
Payable for administrative fees (Note 5)	1,926
Payable for Directors'/Trustees' fees (Note 5)	1,200
Payable for distribution services fee (Note 5)	1,457
Payable for other service fees (Notes 2 and 5)	21,065
Accrued expenses (Note 5)	120,101
TOTAL LIABILITIES		31,229,432
Net assets for 88,902,442 shares outstanding		$879,041,454
Net Assets Consist of:
Paid-in capital		$880,415,445
Total distributable earnings (loss)		(1,373,991)
TOTAL NET ASSETS		$879,041,454
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($9,011,669 ÷ 916,214 shares outstanding), no par value, unlimited shares authorized	$9.84
Offering price per share (100/98.00 of $9.84)	$10.04
Redemption proceeds per share	$9.84
Institutional Shares:
Net asset value per share ($615,767,000 ÷ 62,271,318 shares outstanding), no par value, unlimited shares authorized	$9.89
Offering price per share	$9.89
Redemption proceeds per share	$9.89
Service Shares:
Net asset value per share ($223,416,320 ÷ 22,595,706 shares outstanding), no par value, unlimited shares authorized	$9.89
Offering price per share	$9.89
Redemption proceeds per share	$9.89
Class R6 Shares:
Net asset value per share ($30,846,465 ÷ 3,119,204 shares outstanding), no par value, unlimited shares authorized	$9.89
Offering price per share	$9.89
Redemption proceeds per share	$9.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2019 (unaudited)
Investment Income:
Interest			$9,250,759
Expenses:
Investment adviser fee (Note 5)		$1,191,904
Administrative fee (Note 5)		317,871
Custodian fees		27,102
Transfer agent fee (Note 2)		213,032
Directors'/Trustees' fees (Note 5)		4,626
Auditing fees		14,971
Legal fees		6,191
Portfolio accounting fees		76,653
Distribution services fee (Note 5)		9,666
Other service fees (Notes 2 and 5)		121,536
Share registration costs		34,199
Printing and postage		10,711
Miscellaneous (Note 5)		27,140
TOTAL EXPENSES		2,055,602
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(789,102)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(98,827)
TOTAL WAIVERS AND REIMBURSEMENT		(887,929)
Net expenses			1,167,673
Net investment income			8,083,086
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(857,725)
Net change in unrealized depreciation of investments			970,469
Net realized and unrealized gain on investments			112,744
Change in net assets resulting from operations			$8,195,830
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2019	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,083,086	$11,295,450
Net realized loss	(857,725)	(31)
Net change in unrealized appreciation/depreciation	970,469	149,022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,195,830	11,444,441
Distributions to Shareholders (Note 2):
Class A Shares	(62,856)	(74,516)
Institutional Shares	(5,535,244)	(8,124,748)
Service Shares	(2,223,818)	(3,015,318)
Class R6 Shares	(284,451)	(158,842)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,106,369)	(11,373,424)
Share Transactions:
Proceeds from sale of shares	350,313,386	395,037,474
Net asset value of shares issued to shareholders in payment of distributions declared	7,504,706	10,643,366
Cost of shares redeemed	(182,848,711)	(551,981,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	174,969,381	(146,300,888)
Change in net assets	175,058,842	(146,229,871)
Net Assets:
Beginning of period	703,982,612	850,212,483
End of period	$879,041,454	$703,982,612
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2019 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waivers and reimbursement of $887,929 is disclosed in various locations in this Note 2 and Note 5. For the six months ended January 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$2,271	$—
Institutional Shares	141,564	(62,440)
Service Shares	67,909	(33,766)
Class R6 Shares	1,288	—
TOTAL	$213,032	$(96,206)
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net Investment Income
Class A Shares	$74,505
Institutional Shares	8,123,828
Service Shares	3,014,988
Class R6 Shares	158,832

Net Realized Gain
Class A Shares	$11
Institutional Shares	920
Service Shares	330
Class R6 Shares	10
Undistributed net investment income at July 31, 2018, was $33,415.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$9,223
Service Shares	112,313
TOTAL	$121,536
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	321,923	$3,166,132	233,446	$2,294,134
Shares issued to shareholders in payment of distributions declared	6,293	61,896	7,473	73,458
Shares redeemed	(152,622)	(1,500,734)	(447,999)	(4,402,292)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	175,594	$1,727,294	(207,080)	$(2,034,700)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	29,111,113	$287,804,209	33,038,086	$326,537,886
Shares issued to shareholders in payment of distributions declared	506,924	5,012,626	752,876	7,442,067
Shares redeemed	(13,448,107)	(132,904,859)	(46,449,123)	(459,122,861)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,169,930	$159,911,976	(12,658,161)	$(125,142,908)

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,255,555	$32,183,548	3,497,531	$34,557,728
Shares issued to shareholders in payment of distributions declared	223,307	2,207,757	302,802	2,991,927
Shares redeemed	(3,351,597)	(33,134,982)	(7,128,373)	(70,432,082)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	127,265	$1,256,323	(3,328,040)	$(32,882,427)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2019		Year Ended 7/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,746,532	$27,159,497	3,202,174	$31,647,726
Shares issued to shareholders in payment of distributions declared	22,494	222,427	13,751	135,914
Shares redeemed	(1,547,974)	(15,308,136)	(1,823,558)	(18,024,493)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,221,052	$12,073,788	1,392,367	$13,759,147
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,693,841	$174,969,381	(14,800,914)	$(146,300,888)
4. FEDERAL TAX INFORMATION
At January 31, 2019, the cost of investments for federal tax purposes was $909,944,863. The net unrealized depreciation of investments for federal tax purposes was $526,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,174,190 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,700,556.
At July 31, 2018, the Fund had a capital loss carryforward of $31 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the Adviser fee was 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the Adviser voluntarily waived $789,102 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$9,666	$(2,621)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2019, FSC retained $3,185 of fees paid by the Fund. For the six months ended January 31, 2019, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2019, FSC did not retain sales charges from the sale of the Class A Shares.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.71%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2019, were as follows:
Purchases	$27,415,816
Sales	$52,277,745
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2019, the Fund had no outstanding loans. During the six months ended January 31, 2019, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2019, there were no outstanding loans. During the six months ended January 31, 2019, the program was not utilized.
9. SUBSEQUENT EVENT
Effective May 31, 2019, the Fund will change its fiscal year end from July 31 to May 31.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 to January 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2018	Ending Account Value 1/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.20	$3.60
Institutional Shares	$1,000	$1,010.50	$1.32
Service Shares	$1,000	$1,010.00	$1.82
Class R6 Shares	$1,000	$1,010.60	$1.22
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.60	$3.62
Institutional Shares	$1,000	$1,023.90	$1.33
Service Shares	$1,000	$1,023.40	$1.84
Class R6 Shares	$1,000	$1,024.00	$1.22
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.71%
Institutional Shares	0.26%
Service Shares	0.36%
Class R6 Shares	0.24%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Ultrashort Duration Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report

fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or
Semi-Annual Shareholder Report

adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
CUSIP 31420B854
30064 (3/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 25, 2019